SUBSEQUENT EVENTS (Narrative) (Details)					1 Months Ended						12 Months Ended
	Mar. 14, 2024 CAD ($) share $ / shares $ / Unit	Dec. 01, 2023 CAD ($) shares	Aug. 11, 2023 CAD ($)	Aug. 09, 2021 CAD ($) $ / shares	Apr. 30, 2024 CAD ($) share $ / shares shares	Nov. 24, 2023 CAD ($)	Sep. 28, 2023 CAD ($)	Jul. 25, 2023 CAD ($)	May 29, 2023 CAD ($)	Jan. 29, 2021 CAD ($) $ / shares	Nov. 30, 2023 CAD ($) share $ / shares	Nov. 30, 2022 share $ / shares	May 03, 2024 CAD ($)	May 01, 2024 CAD ($)	Apr. 11, 2024 CAD ($)	Apr. 11, 2024 USD ($)	Apr. 10, 2024 CAD ($)	Mar. 28, 2024 CAD ($)	Mar. 15, 2024 CAD ($)	Mar. 05, 2024 CAD ($)	Mar. 05, 2024 GBP (£)	Jan. 08, 2024 CAD ($)	Dec. 20, 2023 CAD ($)	Nov. 30, 2023 GBP (£)	Nov. 24, 2023 GBP (£)	Sep. 28, 2023 GBP (£)	Aug. 11, 2023 GBP (£)	Jul. 25, 2023 GBP (£)	May 29, 2023 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Loans and receivables			$ 26,017			$ 17,749	$ 17,093	$ 60,151	$ 84,929		$ 209,702													£ 122,203	£ 10,000	£ 10,000	£ 15,000	£ 35,000	£ 50,000
Accrued interest											$ 3,765													£ 2,203
Price per unit issued				0.4						0.2
Proceeds from units issued | $				$ 2,300,000						$ 636,000
Weighted average exercise price of warrants granted											$ 0.1
Description of option to convert to equity			Company has the option to convert the full amount to 1.5% of the diluted share capital of the third party.			Company has the option to convert the full amount to 1% of the diluted share capital of the third party.	Company has the option to convert the full amount to 1% of the diluted share capital of the third party.	Company has the option to convert the full amount to 3.5% of the diluted share capital of the third party.	Company has the option to convert the full amount to 5% of the diluted share capital of the third party.
Number of options cancelled | share											3,900,000	125,000
Weighted average exercise price, cancelled											$ 0.66	$ 0.5
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Business advisory and consulting services, monthly compensation | $		$ 3,500
Number of restricted stock units | shares		1,560,000
Loans and receivables					$ 30,000								$ 20,000	$ 15,000	$ 9,636	$ 7,000	$ 20,000	$ 5,000	$ 5,000	$ 205,939	£ 120,000	$ 5,000	$ 5,000
Borrowings, interest rate					12.00%								10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%			10.00%	10.00%
Accrued interest																				$ 6,360	£ 3,716
Number of units issued for private placement | share	10,000,000
Price per unit issued | $ / Unit	0.05
Proceeds from units issued | $	$ 500,000
Weighted average exercise price of warrants granted	$ 0.1
Description of option to convert to equity					The loan includes an option to convert into common shares of the Company equal to 100% of the principal amount of the loan plus all outstanding interest at the lowest price per share allowable under the policies of the CSE.
Issuance of loan bonus commons shares | shares					50,000
Number of options cancelled | share					200,000
Weighted average exercise price, cancelled					$ 0.05